Sale of businesses - Narrative (Details) - USD ($) $ in Millions				6 Months Ended
	Oct. 15, 2024	Sep. 30, 2024	Sep. 19, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of business disposal [line items]
Non-operating gains (losses)				$ (54)	$ (60)
Guinness Nigeria PLC (5)
Disclosure of business disposal [line items]
Consideration received		$ 64
Decrease through loss of control of subsidiary, property, plant and equipment		$ 25
Non-operating gains (losses)				(114)
Exchange recycled from other comprehensive income				(175)
Pampero Brand and Inventory
Disclosure of business disposal [line items]
Consideration received	$ 57
Non-operating gains (losses)				53
Safari brand (7)
Disclosure of business disposal [line items]
Consideration received			$ 16
Non-operating gains (losses)				15
Guinness Cameroon S.A.
Disclosure of business disposal [line items]
Non-operating gains (losses)				$ (8)